Related party disclosures - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 15, 2022	Aug. 14, 2022	Sep. 30, 2021	Aug. 31, 2019	Aug. 16, 2019	May 31, 2019	May 07, 2019	Sep. 27, 2018	Apr. 30, 2016	Apr. 27, 2016	Apr. 30, 2015	Apr. 14, 2015
Lynrock Lake
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)	9.80%	10.00%
BPI France Participation – Fonds Large Venture
Disclosure of transactions between related parties [line items]
Share capital of the Company (in excess of)		8.70%	10.00%
Key management personnel | ABLE France
Disclosure of transactions between related parties [line items]
Professional fees expense		$ 116,000
2015 convertible notes
Disclosure of transactions between related parties [line items]
Notional amount															$ 12,000,000
2015 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount						$ 4,500,000								$ 12,000,000
Fair value of convertible note	$ 5,900,000
2016 convertible notes
Disclosure of transactions between related parties [line items]
Notional amount											$ 6,000,000		$ 7,160,000
2016 convertible notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount												$ 6,000,000
2019-1 notes
Disclosure of transactions between related parties [line items]
Notional amount										$ 3,000,000
2019-1 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount									$ 3,000,000
2019-2 notes
Disclosure of transactions between related parties [line items]
Notional amount				$ 6,125,000	$ 5,454,000			$ 5,000,000
2019-2 notes | Affiliate of Nokomis Capital, L.L.C.
Disclosure of transactions between related parties [line items]
Notional amount							$ 5,000,000